THE INSTITUTIONAL MONEY MARKET FUND
THE FEDERAL MONEY MARKET FUND

SEMIANNUAL
REPORT
APRIL 30,
1999

(LOGO)(R)
Victory Funds

TABLE OF CONTENTS

Shareholder Letter                                                          2

Financial Statements

Schedules of Investments                                                    3
Statements of Assets and Liabilities                                        8
Statements of Operations                                                    9
Statements of Changes in Net Assets                                        10
Notes to Financial Statements                                              11
Financial Highlights                                                       15

NOT FDIC INSURED

Shares of The Victory Funds are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Funds could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Funds' service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Funds. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Funds.

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

(LOGO)(R)
Victory Funds

Call Victory at:
800-539-FUND (800-539-3863)

Or Call Gradison McDonald at:
800-869-5999 or 513-579-5999

Letter to our Shareholders

On behalf of the Victory Funds, thank you for your continued confidence in Victory. If you are new to the Victory Funds, welcome! We are pleased to present the Semi-Annual Report for the Victory Federal and Institutional Money Market Funds for the period ended April 30, 1999. We hope you find this report useful, easy to read, and a valuable tool provided by the Victory Funds. But, before you delve into the report, we would like to share some highlights from the first half of the fiscal year 1999 and some brief economic commentary.

Since our last report, KeyCorp completed its acquisition of McDonald Investments, Inc. and its related dealer, McDonald & Company Securities, a full-service investment banking and securities brokerage firm. Soon after that acquisition, the Gradison Funds, the proprietary mutual fund offering of McDonald-Gradison Investments, Inc., were merged into the Victory Funds. The combined assets of the Victory Funds, advised by Key Asset Management, an affiliate of KeyCorp, are now over $18 billion dollars, spread across 32 distinct funds giving the Victory Funds the ability to serve an even wider variety of investors. We have every hope that these recent additions and structural changes will serve to enhance the Victory Funds' ability to meet your specific investment objectives.

Currently, Key Asset Management reports the domestic economy is in great shape. Unemployment is low, and real income growth is high. News from Asia seems to be getting better, a prerequisite for global acceleration. Consumer confidence is high, and investor sentiment is almost as buoyant. Cash flows into equities are strong. The Dow Jones recently hit 10,000, and the S&P 500 spent much of the Funds' second fiscal quarter in record territory, too.

We encourage our shareholders to take the opportunity to further diversify their holdings among the broad investment options of the expanded Victory Fund complex. As you may know, diversification can be a powerful tool in helping investors manage risk and achieving one's investment objectives, through good and bad economic periods.

Again, thank you for choosing the Victory Funds to help you realize your investment goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
The Victory Funds

Dow Jones Industrial Average: A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Institutional Money Market Fund                                 April 30, 1999

(Amounts in Thousands)                                             (Unaudited)

                                                       Principal     Amortized
Security Description                                     Amount         Cost

Bankers Acceptances (1.5%)

Bank Of Hawaii Nassar,
5.11%, 6/21/99                                           $14,651       $14,545
Toronto Dominion Bank, Ltd.,
4.80%, 5/17/99                                            15,000        14,968

Total Bankers Acceptances
(Amortized Cost $29,513)                                                29,513

Certificates of Deposit (5.8%)

Bayerische Landesbank NY,
5.12%, 3/21/00                                             8,000         7,985
Rabobank,
5.11%, 2/18/00                                            10,000         9,998
Rabobank,
5.14%, 3/27/00                                             5,000         4,999
Royal Bank of Canada,
5.70%, 6/23/99                                             7,000         7,000
Royal Bank of Canada,
4.97%, 2/3/00                                              5,000         4,989
Societe Generale,
4.85%*, 5/1/99**                                           5,000         5,000
Societe Generale,
4.99%*, 5/1/99**                                          10,000         9,998
Societe Generale,
5.00%*, 5/1/99**                                          25,000        24,998
Societe Generale,
5.29%, 3/3/00                                              7,000         6,995
Swiss Bank,
5.82%, 5/4/99                                              5,000         5,000
Toronto Dominion Bank, Ltd.,
4.84%, 6/15/99                                            20,000        20,000
UBS,
5.29%, 3/1/00                                             10,000         9,999

Total Certificates of Deposit
(Amortized Cost $116,961)                                              116,961

Commercial Paper (46.2%)

Abbey National N.A.,
4.82%, 7/8/99                                             65,000        64,408

ABN AMRO North American
Finance, Inc.,
4.83%, 5/19/99                                            20,000        19,952
Asset Securitization Capital Corp.,
4.80%, 6/1/99                                             10,000         9,959
Baker Hughes, Inc.,
4.85%, 6/28/99                                            20,000        19,844
Brown Forman,
4.79%, 5/20/99                                            20,000        19,949
Coca-Cola,
4.80%, 5/26/99                                            15,000        14,950
Delaware Funding Corp.,
4.81%, 5/20/99                                            20,000        19,949
Delaware Funding Corp.,
4.83%, 6/8/99                                             20,000        19,898
Edison Asset Securities,
4.84%, 5/19/99                                            31,496        31,419
Edison Asset Securities,
4.82%, 6/1/99                                             15,000        14,938
Edison Asset Securities,
4.85%, 7/12/99                                            30,000        29,709
Fleet Funding Corp.,
4.86%, 5/10/99                                            25,000        24,970
Fleet Funding Corp.,
4.82%, 5/20/99                                            36,442        36,348
Fuji Photo Co., Ltd.,
4.82%, 6/8/99                                             15,000        14,924
Goldman Sachs Group,
4.95%, 5/28/99                                            20,000        19,926
Great Lakes Chemical,
4.84%, 5/19/99                                            15,000        14,964
Household Finance,
6.77%, 6/7/99                                              1,000         1,002
Iowa Student Loan Liquidity Corp.,
4.84%, 5/27/99                                            15,000        14,948
Matson Navigation,
4.86%, 5/17/99                                            10,000         9,978
McCormick and Co.,
4.80%, 6/8/99                                             10,000         9,949
McGraw-Hill,
4.85%, 5/3/99                                              9,000         8,998
McGraw-Hill,
4.82%, 5/5/99                                             20,700        20,688
McGraw-Hill,
4.82%, 5/13/99                                            20,000        19,968
McGraw-Hill,
4.83%, 7/28/99                                            14,000        13,835
Mont Blanc Capital Corp.,
4.85%, 5/20/99                                            25,000        24,937
Mont Blanc Capital Corp.,
4.83%, 5/21/99                                            16,677        16,632
Mont Blanc Capital Corp.,
4.87%, 5/24/99                                            18,000        17,944
Mont Blanc Capital Corp.,
4.82%, 6/4/99                                             16,836        16,759
Morgan Stanley Group,
4.83%, 7/7/99                                             15,000        14,865

Nalco Chemical Corp.,
5.01%, 5/12/99                                            12,000        11,982
Nalco Chemical Corp.,
4.78%, 6/29/99                                             9,000         8,929
Redwood Receivables Corp.,
4.84%, 5/25/99                                            20,000        19,935
Redwood Receivables Corp.,
4.82%, 5/27/99                                            15,000        14,948
Redwood Receivables Corp.,
4.83%, 6/1/99                                             20,000        19,917
Redwood Receivables Corp.,
4.80%, 6/8/99                                             10,000         9,949
Reed Elsevier, Inc.,
4.81%, 6/8/99                                             15,000        14,924
Reed Elsevier, Inc.,
4.80%, 7/16/99                                            25,000        24,747
Salomon Smith Barney,
4.96%, 6/1/99                                             15,000        14,936
Salomon Smith Barney,
4.81%, 6/7/99                                             25,000        24,876
Sigma Financial Corp.,
4.88%, 9/13/99                                            10,000         9,817
Sino Chemical,
4.84%, 5/12/99,
LOC ABN AMBRO                                             14,200        14,179
Sino Chemical,
4.81%, 5/26/99                                            20,000        19,933
Texas Agricultural Finance Authority,
4.85%, 6/18/99                                            11,000        10,929
Transamerica Finance,
4.87%, 5/4/99                                             15,000        14,994
UBS Finance,
4.90%, 11/22/99                                           20,000        19,442
Walt Disney Co.,
6.25%, 6/21/99                                            10,000        10,014
Walt Disney Co.,
4.84%, 9/17/99                                            15,000        14,720
Weyerhaeuser Real Estate,
4.80%, 5/14/99                                            35,000        34,940
Weyerhaeuser Real Estate,
4.78%, 5/18/99                                            14,546        14,513
Weyerhaeuser Real Estate,
4.78%, 5/19/99                                            10,850        10,824
Xerox Corp.,
4.77%, 5/18/99                                            20,000        19,955

Total Commercial Paper
(Amortized Cost $926,013)                                              926,013

Corporate Bonds (28.5%)

American General,
8.50%, 6/15/99                                             2,000         2,008
American General,
7.20%, 11/30/99                                            2,000         2,023
Associates Corp., N.A.,
6.75%, 6/28/99                                             5,000         5,006
Associates Corp., N.A.,
6.63%, 7/15/99                                             7,250         7,263
Associates Corp., N.A.,
8.25%, 12/1/99, MTN                                        7,180         7,310
AVCO Financial Services,
8.50%, 10/15/99, MTN                                       4,000         4,058
Beta Finance,
5.03%*, 5/4/99**                                          10,000        10,000
Beta Finance,
5.26%*, 5/4/99**                                          10,000        10,000
CIT Group Holdings,
6.38%, 5/21/99, MTN                                        2,000         2,001
CIT Group Holdings, 6.63%,
6/28/99, MTN                                               2,000         2,005
CIT Group Holdings,
6.10%, 8/9/99, MTN                                         3,000         3,008
Danis Construction Co.,
4.92%*, 5/6/99**,
LOC Fifth Third Bank                                       5,100         5,100
Dell Tin Fiber LLC,
5.00%*, 5/5/99**,
LOC 1st Chicago                                           12,000        12,000
Ford Motor Credit Corp.,
7.90%, 5/17/99, MTN                                        5,000         5,005
Ford Motor Credit Corp.,
7.47%, 7/29/99, MTN                                        1,000         1,006
GE Capital Corp.,
8.75%, 10/25/99                                            3,000         3,048
General American Life Insurance,
5.14%*, 5/1/99**                                          60,000        60,000
General American Life Insurance,
5.14%*, 5/3/99**                                          10,000        10,000
General Motors Acceptance Corp.,
4.95%*, 5/19/99, MTN                                      15,000        14,999
General Motors Acceptance Corp.,
7.13%, 6/1/99                                              1,500         1,502
General Motors Acceptance Corp.,
8.40%, 10/15/99, MTN                                       2,750         2,790
Goldman Sachs Group,
5.18%*, 5/1/99**, MTN                                     10,000        10,001

Goldman Sachs Group,
5.36%*, 5/3/99**                                          10,000        10,000
John Deere Capital Corp.,
5.65%, 8/6/99, MTN                                         3,000         3,004
Lehman Brothers Holding, Inc.,
4.98%*, 5/23/99**, MTN                                    45,000        45,000
Lexington Financial Services,
5.00%*, 5/5/99**, LOC LaSalle
National Bank                                              2,505         2,505
Liberty Lighthouse US Capital,
5.04%*, 5/1/99**, MTN                                     15,000        14,998
Merrill Lynch,
5.10%*, 5/1/99**, MTN                                     10,000         9,999
Merrill Lynch,
5.11%*, 5/1/99, MTN                                       10,000        10,000
Merrill Lynch,
5.13%*, 5/1/99**                                          10,000        10,000
Merrill Lynch,
5.14%*, 5/1/99**, MTN                                     10,000        10,003
Morgan Guaranty Trust Co.,
4.86%*, 5/27/99**                                         30,000        29,995
Morgan Stanley Dean Witter,
5.10%*, 5/15/99**, MTN                                    13,000        13,000
Morgan Stanley Dean Witter,
6.82%, 12/15/99, MTN                                      10,000        10,106
Morgan Stanley Group, Inc.,
5.75%, 10/8/99                                            10,000        10,028
Nations Bank Note,
5.04%, 5/7/99                                             10,000        10,000
Nations Bank Note,
5.00%, 1/5/00                                             20,000        19,997
Norwest Financial, Inc.,
6.05%, 11/19/99                                            6,800         6,833
Norwest Financial, Inc.,
6.88%, 12/15/99                                           10,400        10,515
Norwest Financial, Inc.,
7.25%, 3/15/00                                            10,000        10,173
Pomeroy Investments,
5.02%*, 5/6/99**,
LOC Fifth Third Bank                                       3,450         3,450
Presrite Corp.,
4.88%*, 5/6/99**, LOC NCB                                  4,500         4,500
Salomon Smith Barney,
6.25%, 10/1/99                                            17,000        17,070
Salomon Smith Barney,
6.50%, 3/1/00                                             13,000        13,145
Sea River Maritime, Inc.,
4.90%*, 5/3/99**,
Guaranteed by Exxon Corp.                                 13,200        13,200
Sigma Financial, Inc.,
5.08%*, 5/4/99**                                          10,000        10,000
Southwestern Ohio Steel,
5.02%*, 5/6/99**,
LOC Star Bank                                              4,480         4,480
Transamerica Finance Corp.,
5.05%*, 5/11/99**                                          8,000         8,000
Transamerica Finance Corp.,
5.25%*, 7/22/99**, MTN                                    40,000        40,000
USL Capital Corp.,
6.69%, 5/14/99, MTN                                        1,300         1,301
USL Capital Corp.,
5.30%, 6/8/99**                                            5,000         5,010
USL Capital Corp.,
5.28%*, 7/1/99**                                           5,000         5,002
USL Capital Corp.,
7.40%, 11/2/99                                             5,000         5,058
USL Capital Corp.,
7.54%, 12/22/99                                            5,000         5,076
Xerox Credit,
5.32%, 3/31/00                                            18,000        17,993

Total Corporate Bonds
(Amortized Cost $569,574)                                              569,574

U.S. Government Agencies (6.0%)

Federal Home Loan Bank (1.5%):
4.77%, 6/30/99 (b)                                        20,000        19,841
5.00%, 1/5/00,
Callable 7/5/99 @ 100 (b)                                 10,000        10,000
                                                                        29,841
Federal National Mortgage
Assoc. (2.9%):
4.52%*, 5/4/99** (b)                                      33,000        33,000
4.64%*, 5/4/99** (b)                                      25,000        25,000
                                                                        58,000
Student Loan Marketing
Assoc. (1.6%):
4.61%*, 5/4/99** (b)                                      32,500        32,500

Total U.S. Government Agencies
(Amortized Cost $120,341)                                              120,341

Repurchase Agreements (11.9%)

Goldman Sachs Group L.P.,
4.90%, 5/3/99,
(Collateralized by $50,987
U.S. Treasury Bond
11.25%, 2/15/15,
market value -- $81,600)                                  80,000        80,000
Lehman Brothers, Inc.,
4.90%, 5/3/99,
(Collateralized by $64,002,
U.S. Treasury Notes,
5.63%-7.00%, 12/31/99-7/15/06,
market value -- $71,402)                                  70,000        70,000
Paine Weber,
4.90%, 5/3/99,
(Collateralized by $91,020
U.S. Treasury Bills,
0.00%, 7/29/99-10/28/99,
market value -- $89,896)                                  88,129        88,129

Total Repurchase Agreements
(Amortized Cost $238,129)                                              238,129

Securities Purchased With Cash Collateral (5.2%)

Short Term Securities (1.0%):
General American Funding
Agreement, 5.10%, 3/29/00                                 14,447        14,447

AIM Short Term Prime
Money Market Fund                                          1,909         1,909

AIM Liquid Assets
Money Market Fund                                          2,666         2,666
                                                                        19,022
Repurchase Agreements (4.2%):
Salomon Corp.,
5.04%, 5/3/99
(See Significant Accounting
Policies, Securities Lending in
the Notes to Financial Statements
for collateral description)                               25,000        25,000
Goldman Sachs Group L.P.,
5.04%, 5/3/99
(See Significant Accounting
Policies, Securities Lending in
the Notes to Financial Statements
for collateral description)                               25,000        25,000
Nations Bank,
5.04%, 5/3/99
(Collateralized by $23,958
Star Bank, 6.63%, 12/15/06,
National City Bank of PA,
7.25%, 10/21/11,
Mellon Bank,  7.63%, 9/15/07,
market -- value $25,750)                                  25,000        25,000
Morgan Stanley Dean Witter,
5.04%, 5/3/99
(Collateralized by $11,250
Crestar Financial,
6.50%, 1/15/18,
Archer Daniels Midland,
6.75%, 12/15/27,
market value -- $11,620)                                  10,000        10,000
                                                                        85,000

Total Securities Purchased
With Cash Collateral (Cost $104,022)                                   104,022

Total Investments
(Amortized Cost $2,104,553) (a) -- 105.1%                            2,104,553

Liabilities in excess of other assets -- (5.1)%                       (102,549)

TOTAL NET ASSETS -- 100.0%                                          $2,002,004

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) All or a portion of this security was loaned as of April 30, 1999.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note

See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Federal Money Market Fund                                       April 30, 1999
(Amounts in Thousands)                                             (Unaudited)

                                                        Principal     Amortized
Security Description                                      Amount         Cost

U.S. Government Agencies (79.9%)

Federal Farm Credit Bank (16.5%):
4.77%, 8/2/99                                           $ 50,000    $   50,000
4.84%, 6/1/99                                             70,000        69,999
4.60%, 5/3/99                                             50,000        50,000
                                                                       169,999
Federal Home Loan Bank (10.3%):
5.10%, 5/11/00                                            19,175        19,172
5.00%, 4/20/00                                            10,000         9,998
5.03%, 10/29/99,
Callable 1/29/99 @ 100                                     5,000         5,000
5.00%, 10/28/99,
Callable 1/28/99 @ 100                                    15,000        15,000
4.86%*, 6/17/99                                            6,500         6,497
4.73%, 5/7/99                                             50,000        49,960
                                                                       105,627
Federal Home Loan Mortgage
Corp. (13.6%):
7.125%, 7/21/99                                           25,000        25,121
4.70%, 7/2/99                                             25,000        24,798
4.78%, 6/18/99                                            40,000        39,748
4.75%, 6/4/99                                             25,000        24,888
4.86%, 6/3/99                                             25,000        24,890
                                                                       139,445
Federal National Mortgage
Assoc. (32.4%):
4.72%, 10/13/99                                           42,950        42,021
4.86%, 10/12/99                                           10,000        10,039
4.63%, 7/26/99                                            25,000        24,723
4.69%, 7/22/99                                            10,000         9,893
4.71%, 7/13/99                                            30,000        29,713
4.69%, 7/12/99                                            22,500        22,289
4.83%*, 6/24/99                                           25,000        24,995
4.79%, 5/25/99                                            15,000        14,952
4.75%, 5/19/99                                            50,000        49,881
4.79%, 5/18/99                                            55,000        54,877
4.69%, 5/13/99                                            50,000        49,923
                                                                       333,306
Overseas Private Investment
Corp. (1.3%):
4.80%*, 1/15/09**                                          2,194         2,194
4.80%*, 1/15/09**                                          2,048         2,048
4.80%*, 1/15/09**                                          2,261         2,261
4.80%*, 1/15/09**                                            975           975
4.80%*, 1/15/09**                                          5,850         5,849
                                                                        13,327
Student Loan Marketing
Assoc. (5.8%):
5.05%, 1/19/00,
Callable 4/19/99 @ 100                                    10,000        10,000
5.21%*, 11/9/99                                           20,000        20,035
4.49%*, 6/28/99                                           30,000        29,973
                                                                        60,008

Total U.S. Government Agencies
(Amortized Cost $821,712)                                              821,712

Repurchase Agreements (26.9%)

Financial Services (26.9%):
Donaldson-Lufkin Jenrette
Securities Corp., 4.91%,
5/3/99 (Collateralized by
$199,732 various U.S.
Government securities,
0.00%-8.45%, 7/12/99-6/1/17,
market value -- $197,002)                                197,002       197,002
Lehman Brothers, Inc., 4.92%,
5/3/99 (Collateralized by
$81,380 various U.S.
Government securities,
5.53%-6.12%, 2/5/04-9/4/08,
market value -- $81,584)                                  80,000        80,000

Total Repurchase Agreements
(Amortized Cost $277,002)                                              277,002

Total Investments
(Amortized Cost $1,098,714) (a) -- 106.8%                            1,098,714

Liabilities in excess of other assets (6.8)%                           (70,077)
TOTAL NET ASSETS -- 100.0%                                          $1,028,637

(a) Cost and value for federal income tax and financial reporting purposes are the same.

*   Variable rate securities having liquidity agreements.
    The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

See notes to financial statements.

                                         Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         April 30, 1999
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                Institutional     Federal
                                                 Money Market  Money Market
                                                    Fund           Fund
ASSETS:
Investments, at amortized cost                     $1,781,424    $  821,712
Repurchase agreements, at cost                        323,129       277,002

    Total                                           2,104,553     1,098,714

Cash                                                        1            --
Interest receivable                                     7,816         2,996
Receivable from brokers for investments sold            1,750            --
Prepaid expenses and other assets                         310           136

      Total Assets                                  2,114,430     1,101,846

LIABILITIES:
Dividends payable                                       7,582         3,803
Payable to brokers for investments purchased               --        69,172
Payable for capital shares redeemed                       135            --
Payable for return of collateral received             104,022            --
Accrued expenses and other payables:
    Investment advisory fees                              264           119
    Administration fees                                   121             7
    Custodian fees                                         34             4
    Accounting fees                                         1             1
    Transfer agent fees                                     1            10
    Shareholder service fees--Select Shares               153            36
    Other                                                 113            57

      Total Liabilities                               112,426        73,209

NET ASSETS:
Capital                                             2,001,857     1,028,631
Undistributed net investment income                       140             1
Accumulated undistributed net realized gains
  from investment transactions                              7             5

      Net Assets                                   $2,002,004    $1,028,637

Net Assets
    Investor Shares                                $1,222,375    $  763,452
    Select Shares                                     779,629       265,185

      Total                                        $2,002,004    $1,028,637

Outstanding units of beneficial interest (shares)
    Investor Shares                                 1,222,363       763,452
    Select Shares                                     779,629       265,185
      Total                                         2,001,992     1,028,637
Net asset value
    Offering and redemption price per
      share--Investor Shares                       $     1.00    $     1.00

    Offering and redemption price per
      share--Select Shares                         $     1.00    $     1.00

See notes to financial statements.

                                                    Statements of Operations
THE VICTORY PORTFOLIOS               For the Six Months Ended April 30, 1999
(Amounts in Thousands)                                           (Unaudited)

                                                   Institutional    Federal
                                                    Money Market  Money Market
                                                       Fund          Fund
Investment Income:
Interest income                                      $49,506       $23,771
Securities lending income                                  3            --

    Total income                                      49,509        23,771

Expenses:
Investment advisory fees                               2,403         1,203
Administration fees                                    1,442           289
Shareholder service fees--Select Shares                  879           307
Custodian fees                                           187            98
Accounting fees                                           53            49
Legal and audit fees                                     101            52
Trustees' fees and expenses                               24            12
Transfer agent fees                                       94            31
Registration and filing fees                              95           111
Printing fees                                             82            32
Other                                                     19            19

    Total Expenses                                     5,379         2,203

Expenses voluntarily reduced                          (1,760)         (563)

    Net Expenses                                       3,619         1,640

Net Investment Income                                 45,890        22,131

Realized Gains from Investments:
Net realized losses from investment transactions         (13)           (8)

Change in net assets resulting from operations       $45,877       $22,123

See notes to financial statements.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
(Amounts in Thousands)                                               (Unaudited)

                                 Institutional Money Market Fund              Federal Money Market Fund<F1>

                                 Six Months                           Six Months       Eleven Months
                                   Ended             Year Ended         Ended             Ended         Year Ended
                                  April 30,          October 31,       April 30,        October 31,    November 30,
                                    1999                1998             1999              1998           1997
From Investment Activities:
Operations:
    Net investment income        $    45,890         $    70,214      $    22,131      $    27,461    $    5,455
    Net realized gains
      (losses) from
      investment transactions            (13)                 19               (8)               6            --

Change in net assets resulting
  from operations                     45,877              70,233           22,123           27,477         5,455

Distributions to Shareholders:
    From net investment income
        Investor Shares              (29,745)            (44,160)         (16,725)         (22,345)       (5,455)
        Select Shares                (16,145)            (26,052)          (5,406)          (5,116)           --
    From net realized gains from
      investment transactions             --                 (15)              --               (3)           --

Change in net assets from
  distributions to shareholders      (45,890)            (70,227)         (22,131)         (27,464)       (5,455)

Capital Transactions:
    Proceeds from shares issued    4,168,711           5,290,832        2,225,576        2,715,391       471,869
    Dividends reinvested              24,994              37,208           19,849           23,954         3,317
    Cost of shares redeemed       (3,832,242)         (4,761,794)      (2,132,893)      (2,066,744)     (273,846)

Change in net assets from
  capital transactions               361,463             566,246          112,532          672,601       201,340

Change in net assets                 361,450             566,252          112,524          672,614       201,340

Net Assets:
    Beginning of period            1,640,554           1,074,302          916,113          243,499        42,159
    End of period                $ 2,002,004         $ 1,640,554      $ 1,028,637      $   916,113    $  243,499

Share Transactions:
    Issued                         4,168,711           5,290,832        2,225,576        2,715,391       471,869
    Reinvested                        24,994              37,208           19,849           23,954         3,317
    Redeemed                      (3,832,242)         (4,761,794)      (2,132,893)      (2,066,744)     (273,846)

Change in shares                     361,463             566,246          112,532          672,601       201,340

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory Federal Money Market Fund.
     Activity prior to March 23, 1998 represents that of the Key Money Market Fund.

See notes to financial statements.

                                                 Notes to Financial Statements
THE VICTORY PORTFOLIOS                                          April 30, 1999
                                                                   (Unaudited)

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest without a par value of $0.001. The Trust presently offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issues two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The Key Money Market Fund transferred its assets and liabilities to the Victory Federal Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 23, 1998, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

                                  Before Reorganization   After Reorganization

                                  Key       Victory Federal    Victory Federal
                              Money Market   Money Market        Money Market
                                 Fund           Fund                Fund
Shares (000)                     517,095          --               517,095
Net Assets (000)                $517,095          --              $517,095
Net Asset Value                 $   1.00          --              $   1.00
Unrealized appreciation (000)   $     --          --              $     --

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Securities Lending:

The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 33 1/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. The following Funds had securities with the following market values on loan as of April 30, 1999 (amounts in thousands):

                                                            Market Value of
                                                           Loaned Securities
                 Institutional Money Market Fund               $121,860

As disclosed in the Schedule of Investments the Victory Institutional Money Market Fund invested cash collateral in a Goldman Sachs Group, L.P. Repurchase Agreement with an interest rate of 5.04% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal      Description                                        Market Value
$ 2,232        AT&T Corp., 7.50%, 6/1/06                            $ 2,480
  1,000        Boeing Co., 7.88%, 2/15/05                             1,108
  2,000        Ford Motor Credit Corp., 5.77%, 9/15/48                2,005
  1,336        General Electric Capital Corp., 2.97%, 2/1/49          1,337
  1,055        Midwest Power Systems, Inc., 7.13%, 2/1/03             1,104
  1,500        Motorola, Inc., 8.40%, 8/15/31                         1,851
  1,544        Motorola, Inc., 6.50%, 11/15/28                        1,540
  2,061        Province of Ontario, 7.75%, 6/4/02                     2,254
 10,087        Province de Quebec, 7.50%, 7/15/23                    11,354
  1,000        Sun Canada Financial Co., 6.63%, 12/15/07              1,009
  2,000        USB, 6.30%, 7/15/08                                    2,039
                                                                    $28,081

As disclosed in the Schedule of Investments the Victory Institutional Money Market Fund invested cash collateral in a Salomon Corp. Repurchase Agreement with an interest rate of 5.04% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal      Description                                        Market Value
 $2,393        Atlantic Richfield, 9.88%, 3/1/16                    $ 3,051
  2,500        Carolina Power & Light, 8.63%, 9/15/21                 2,984
  4,550        Danaher Corp., 6.00%, 10/15/08                         4,384
  4,200        General Motors, 5.95%, 3/14/03                         4,217
    115        Minnesota General Electric, 5.75%, 11/1/11               113
  4,230        Province de Quebec, 5.74%, 3/2/26                      4,236
  3,250        Texas Petroleum, 8.38%, 3/15/05                        3,583
  3,395        Tele-Communications, Inc., 9.80%, 2/1/12               4,431
                                                                    $26,999

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

Investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Select Shares of each Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the fund's average daily net assets of $300 million and less, 0.12% of the fund's average daily net assets between $300 million and $600 million and 0.10% of the fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds.

During the year ended October 31, 1998, the Trust retained an affiliate of BISYS and, for Federal Money Market during the year ended October 31, 1997, an affiliate of the Adviser, to serve as Mutual Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended April 30, 1999:

                                 Investment Advisory Fees      Administration
                                                                    Fees

                                Percentage
                                of Average        Voluntary        Voluntary
                                  Daily              Fee              Fee
                                Net Assets        Reductions       Reductions
                                                    (000)            (000)
Institutional Money Market Fund   0.25%             $895             $865
Federal Money Market Fund         0.25%             $563               --

5. Capital Share Transactions:
Transactions in capital shares were as follows (amounts in thousands):


                             Institutional Money Market Fund            Federal Money Market Fund

                              Six Months           Year               Six Months       Eleven Months
                                Ended              Ended                Ended              Ended
                              April 30,         October 30,            April 30,        October 30,
                                1999               1998                 1999               1998<F1>
Capital Share Transactions:
Investor Shares:
Issued                        1,863,785         2,546,563             1,566,506        2,003,171
Reinvested                        9,336            11,444                14,637           19,609
Redeemed                     (1,719,260)       (2,075,151)           (1,535,657)      (1,548,317)
Total                           153,861           482,856                45,486          474,463
Select Shares:
Issued                        2,304,926         2,744,269               659,070          712,220
Reinvested                       15,658            25,764                 5,212            4,345
Redeemed                     (2,112,982)       (2,686,643)             (597,236)        (518,427)
Total                           207,602            83,390                67,046          198,138

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares as Investor Shares and commenced offering Select Shares.

THE VICTORY PORTFOLIOS                                     Financial Highlights

                                              Institutional Money Market Fund

                                                      Investor Shares

                                Six Months      Year          Year        Year       Six Months
                                   Ended        Ended        Ended       Ended         Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                   1999          1998        1997        1996<F6>      1995<F5>
                               (Unaudited)

Net Asset Value,
  Beginning of Period           $    1.000      $    1.000  $  1.000    $  1.000     $  1.000

Investment Activities
      Net investment income          0.024           0.054     0.053       0.053        0.290
Distributions
      Net investment income         (0.024)         (0.054)   (0.053)     (0.053)      (0.290)

Net Asset Value,
  End of Period                 $    1.000      $    1.000  $  1.000    $  1.000     $  1.000

Total Return                          2.45%<F3>       5.53%     5.46%       5.41%        2.90%<F3>

Ratios/Supplemental Data:
Net Assets,
  End of Period(000)            $1,222,375      $1,068,521  $585,663    $671,575     $504,536
Ratio of expenses to
  average net assets                  0.27%<F4>       0.27%     0.28%       0.27%        0.26%<F4>
Ratio of net investment income
  to average net assets               4.88%<F4>       5.38%     5.32%       5.27%        5.69%<F4>
Ratio of expenses to
  average net assets<F1>              0.46%<F4>       0.42%     0.48%       0.48%        0.49%<F4>
Ratio of net investment income
  to average net assets<F1>           4.69%<F4>       5.23%     5.12%       5.06%        5.46%<F4>

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective June 5, 1995, the Victory Institutional Money Market Portfolio became the Institutional Money
     Market Fund,
     and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.
<F6> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                     Financial Highlights

                                            Institutional Money Market Fund

                                                     Select Shares

                                Six Months      Year      Year      Year      June 5,
                                  Ended         Ended     Ended     Ended     1995 to
                                April 30,      Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,         Year Ended April 30,
                                  1999           1998      1997     1996<F6>  1995<F2><F5>        1995      1994
                               (Unaudited)

Net Asset Value,
  Beginning of Period           $  1.000       $  1.000  $  1.000  $  1.000   $ 1.000          $  1.000   $  1.000

Investment Activities
    Net investment income          0.023          0.051     0.051     0.050     0.012             0.500      0.028
Distributions
    Net investment income         (0.023)        (0.051)   (0.051)   (0.050)   (0.012)           (0.500)    (0.028)

Net Asset Value,
  End of Period                 $  1.000       $  1.000  $  1.000  $  1.000   $ 1.000          $  1.000   $  1.000

Total Return                        2.31%<F3>      5.22%     5.17%     5.16%     1.23%<F3>         4.91%      2.80%

Ratios/Supplemental Data:
Net Assets,
  End of Period(000)            $779,629       $572,033  $488,639  $373,090   $11,479          $449,814   $541,229
Ratio of expenses to
  average net assets                0.55%<F4>      0.56%     0.55%     0.52%     0.51%<F4>         0.27%      0.55%
Ratio of net investment income
  to average net assets             4.59%<F4>      5.09%     5.06%     4.97%     5.33%<F4>         4.91%      2.78%
Ratio of expenses to
  average net assets<F1>            0.74%<F4>      0.71%     0.75%     0.73%     1.00%<F4>         0.51%      0.55%
Ratio of net investment income
  to average net assets<F1>         4.41%<F4>      4.94%     4.86%     4.77%     4.84%<F4>         4.67%      2.78%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective June 5, 1995, the Victory Institutional Money Market Portfolio became the Institutional Money
     Market Fund,
     and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.
<F6> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                      Financial Highlights


                                                                 Federal Money Market Fund

                                       Investor                   Select
                                        Shares                    Shares

                                              Eleven
                                              Months
                              Six Months       Ended      Six Months    Period Ended          Fiscal Year Ended November 30,
                              Ended April,  October 31,  Ended April,   October 31,
                                 1999       1998<F2>         1999          1998<F2>      1997     1996     1995     1994     1993
                              (Unaudited)                 (Unaudited)
Net Asset Value,
  Beginning of Period         $  1.000      $  1.000      $  1.000      $  1.000      $  1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Investment Activities
    Net investment income        0.023         0.048         0.022         0.031         0.048    0.047    0.051    0.034    0.026

Distributions
    Net investment income       (0.023)       (0.048)       (0.022)       (0.031)       (0.048)  (0.047)  (0.051)  (0.034)  (0.026)

Net Asset Value,
  End of Period               $  1.000      $  1.000      $  1.000      $  1.000      $  1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

Total Return                      2.34%<F3>     4.91%<F3>     2.21%<F3>     3.14%<F3>     4.94%    4.65%    5.26%    3.37%    2.61%

Ratios/Supplementary Data:
Net Assets at end
  of period (000)             $763,452      $717,972      $265,185      $198,141      $243,499  $42,159  $21,848  $28,606  $16,222
Ratio of expenses to
  average net assets              0.28%<F4>     0.27%<F4>     0.53%<F4>     0.43%<F4>     0.53%    0.64%    0.63%    0.59%    0.55%
Ratio of net investment
  income to average
  net assets                      4.66%<F4>     5.22%<F4>     4.40%<F4>     5.06%<F4>     4.91%    4.59%    5.15%    3.35%    3.16%
Ratio of expenses to
  average net assets<F1>          0.39%<F4>     0.48%<F4>     0.64%<F4>     0.54%<F4>     0.90%    0.92%    0.91%    0.87%    0.83%
Ratio of net investment
  income to average
  net assets<F1>                  4.55%<F4>     5.01%<F4>     4.29%<F4>     4.95%<F4>     4.54%    4.31%    4.90%    3.10%    2.91%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions
     and/or expense reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective March 23, 1998,  the Key Money Market Fund became the Victory Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares.
     Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.
<F3> Not annualized.
<F4> Annualized.

See notes to financial statements.

The Victory Funds                                                  Bulk Rate
127 Public Square                                                 U.S. Postage
OH-01-27-1612                                                         PAID
Cleveland, Ohio 44114                                            Cleveland, OH
                                                                Permit No. 469


                                  (LOGO)(R)
                                Victory Funds

Call Victory at:                                 Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                      800-869-5999 or 513-579-5999


                                                            1IMM-SEMI-AR  6/99